Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 01, 2014	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2025	Sep. 13, 2024	Apr. 30, 2017
Related Party Transactions [Line Items]
Percentage of outstanding capital stock	33.00%
Lease term	5 years									2 years
Rent expense	$ 61,200
Accrued and unpaid rent expense		$ 1,774,800		$ 1,713,600	$ 1,468,800
Capital stock outstanding trust held				8.00%
Rent expense		72,000
Aggregate amount		$ 485,000		$ 5,286,016	$ 2,248,000
Related party debt rate		10.00%			10.00%	10.00%
Interest expense		$ 57,963		$ 63,709	$ 78,087
Common stock per share (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Rent expenses				$ 281,000	$ 247,000
Bridge Notes [Member]
Related Party Transactions [Line Items]
Aggregate amount						$ 9,500,000	$ 9,500,000
Related party debt rate						10.00%	10.00%
March NLabs Notes [Member]
Related Party Transactions [Line Items]
Loan amount		$ 485,000
Accrues interest rate		10.00%
CEO [Member]
Related Party Transactions [Line Items]
Percentage of outstanding capital stock	26.00%
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock per share (in Dollars per share)		$ 0.0001		$ 5
General and Administrative Expense [Member]
Related Party Transactions [Line Items]
Rent expenses				$ 244,000	237,000
Accrued Expenses [Member]
Related Party Transactions [Line Items]
Accrued and unpaid rent expense		$ 2,016,000
Unpaid Rent Expense [Member]
Related Party Transactions [Line Items]
Accrued and unpaid rent expense		$ 1,944,000
Lease Agreement with 83rd Street LLC [Member]
Related Party Transactions [Line Items]
Accrued and unpaid rent expense				1,944,000	1,656,000
Related Party [Member]
Related Party Transactions [Line Items]
Aggregate amount					3,098,000	$ 3,098,000
Interest expense			$ 237,500	$ 195,155	$ 237,500
Related Party [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Common stock per share (in Dollars per share)		$ 5
Subsequent Event [Member] | March NLabs Notes [Member]
Related Party Transactions [Line Items]
Loan amount								$ 341,000
Subsequent Event [Member] | CEO [Member]
Related Party Transactions [Line Items]
Loan amount		$ 826,000
Accrues interest rate		10.00%